Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($)		Jun. 30, 2020	Dec. 31, 2019
ASSETS
Cash and Cash Equivalents		$ 56,795,213	$ 51,934,265
Restricted Cash		5,293,015	6,524,315
LOANS:
Direct Cash Loans		683,492,926	737,254,501
Real Estate Loans		38,980,274	37,255,330
Sales Finance Contracts		106,449,512	70,019,005
Loans, Total		828,922,712	844,528,836
Unearned Finance Charges		117,256,261	118,748,137
Unearned Insurance Premiums and Commissions		51,245,594	57,620,339
Allowance for Loan Losses		58,766,403	53,000,000
Net Loans		601,654,454	615,160,360
INVESTMENT SECURITIES:
Available for Sale, at fair value		212,040,438	204,457,522
Held to Maturity, at amortized cost		379,788	380,561
Other Investments and Securities, at Cost		212,420,226	204,838,083
Other Assets		60,459,781	60,722,555
ASSETS, Total		936,622,689	939,179,578
LIABILITIES AND STOCKHOLDERS' EQUITY
Senior Debt		582,182,571	591,091,095
Accrued Expenses and Other Liabilities		57,369,941	57,587,343
Subordinated Debt		28,760,887	29,005,024
LIABILITIES, Total		668,313,399	677,683,462
COMMITMENTS AND CONTINGENCIES	[1]
STOCKHOLDERS' EQUITY:
Preferred Stock, Value, Issued		0	0
Accumulated Other Comprehensive Income		11,931,234	9,614,846
Retained Earnings		256,208,056	251,711,270
Stockholders' Equity, Total		268,309,290	261,496,116
LIABILITIES AND STOCKHOLDERS' EQUITY, TOTAL		936,622,689	939,179,578
Voting Common Stock
STOCKHOLDERS' EQUITY:
Common Stock, Value, Issued		170,000	170,000
Nonvoting Common Stock
STOCKHOLDERS' EQUITY:
Common Stock, Value, Issued		$ 0	$ 0

[1]	Note 6.